Restatement of Financial Results As of And For The Nine Months Ended September 30, 2021 (Unaudited) - Summary of Condensed Consolidated Statement of Cash Flows (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss		$ (67,883,898)	$ (21,671,394)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization		1,653,318	841,736
Amortization of deferred financing fees and convertible debt discount		3,484,753	116,857
Stock-based compensation		855,396	992,082
Loss on disposal of assets		227,800	0
Change in fair value of warrants		1,781,280	80,040
Change in fair value of derivative liability		208,000	0
Provision for doubtful accounts		641,357	710,882
Other		(287,872)	(6,250)
Changes in operating assets and liabilities
Accounts receivable		2,610,138	1,840,412
Inventories		(174,460)	(12,676)
Prepaid production costs		(702,945)	96,734
Prepaid expenses and other current assets		(3,311,925)	(635,941)
Accounts payable		2,335,077	(138,229)
Accrued compensation and other liabilities		14,785,409	550,733
Advances from customers		(233,077)	85,466
Deferred revenue		(5,350)	(102,845)
Net cash used in operating activities		(48,771,121)	(20,903,776)
Cash flows from investing activities
Additions to property, plant and equipment		8,621,917	711,727
Net cash used in investing activities		(8,621,917)	(711,727)
Cash flows from financing activities
Proceeds from term loans		31,486,824	427,615
Repayment of term loans		(948,928)	(3,140,783)
Proceeds from convertible notes and warrants with related parties		17,600,000	0
Convertible notes issuance costs		(124,791)	0
Proceeds from exercise of stock options		87,580	6,750
Net cash provided by financing activities		47,600,685	5,293,543
Net increase in cash		(9,792,353)	(16,321,960)
Cash—beginning of period	$ 18,494,248	18,494,248	34,816,208
Cash—end of period		8,701,895	18,494,248
Accounting Standards Update 2014-09 [Member]
Cash flows from operating activities
Net loss	(44,984,457)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	1,029,193
Amortization of deferred financing fees and convertible debt discount	1,232,320
Stock-based compensation	700,160
Loss on disposal of assets	227,800
Change in fair value of warrants	1,525,870
Change in fair value of derivative liability	189,000
Provision for doubtful accounts	241,638
Other	(110,911)
Changes in operating assets and liabilities
Accounts receivable	(1,340,721)
Inventories	(275,863)
Prepaid production costs	(1,042,308)
Prepaid expenses and other current assets	(2,186,314)
Accounts payable	684,300
Accrued compensation and other liabilities	9,619,575
Advances from customers	190,387
Deferred revenue	(5,350)
Net cash used in operating activities	(34,305,681)
Cash flows from investing activities
Additions to property, plant and equipment	(6,437,085)
Net cash used in investing activities	(6,437,085)
Cash flows from financing activities
Proceeds from term loans	24,486,824
Repayment of term loans	(803,372)
Proceeds from convertible notes and warrants with related parties	10,600,000
Convertible notes issuance costs	(122,155)
Deferred financing fees	(500,000)
Proceeds from exercise of stock options	40,581
Net cash provided by financing activities	33,701,878
Net increase in cash	(7,040,888)
Cash—beginning of period	18,494,248	18,494,248
Cash—end of period	11,453,360		18,494,248
Accounting Standards Update 2014-09 [Member] | As previously reported [Member]
Cash flows from operating activities
Net loss	(42,517,117)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	1,092,227
Amortization of deferred financing fees and convertible debt discount	1,232,320
Stock-based compensation	700,160
Loss on disposal of assets	227,800
Change in fair value of warrants	1,525,870
Change in fair value of derivative liability	189,000
Provision for doubtful accounts	241,638
Other	(110,911)
Changes in operating assets and liabilities
Accounts receivable	(3,403,613)
Inventories	(275,863)
Prepaid production costs	(1,042,308)
Prepaid expenses and other current assets	(2,686,314)
Accounts payable	684,300
Accrued compensation and other liabilities	10,857,955
Advances from customers	190,387
Deferred revenue	(5,350)
Net cash used in operating activities	(33,099,819)
Cash flows from investing activities
Additions to property, plant and equipment	(8,142,947)
Net cash used in investing activities	(8,142,947)
Cash flows from financing activities
Proceeds from term loans	24,486,824
Repayment of term loans	(803,372)
Proceeds from convertible notes and warrants with related parties	10,600,000
Convertible notes issuance costs	(122,155)
Proceeds from exercise of stock options	40,581
Net cash provided by financing activities	34,201,878
Net increase in cash	(7,040,888)
Cash—beginning of period	18,494,248	$ 18,494,248
Cash—end of period	11,453,360		$ 18,494,248
Accounting Standards Update 2014-09 [Member] | Restatement impact [Member]
Cash flows from operating activities
Net loss	(2,467,340)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	(63,034)
Changes in operating assets and liabilities
Accounts receivable	2,062,892
Prepaid expenses and other current assets	500,000
Accrued compensation and other liabilities	(1,238,380)
Net cash used in operating activities	(1,205,862)
Cash flows from investing activities
Additions to property, plant and equipment	1,705,862
Net cash used in investing activities	1,705,862
Cash flows from financing activities
Deferred financing fees	(500,000)
Net cash provided by financing activities	$ (500,000)